Exhibit   99.1

To the Holders of:
CorTS Trust V for IBM Debentures
6.40% Corporate-Backed Trust Securities (CorTS) Certificates
*CUSIP:	12618Y203	CorTS ® Callable Trust Certificates (“CorTS”)
*CUSIP:	12618YAA2	I/O Certificates

U.S. Bank Trust National Association, as Trustee for the CorTS Trust V for IBM Debentures, hereby gives notice with respect to the Final Distribution Date of June 11, 2012 (the “Final Distribution Date”) as follows:

1.
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, expressed as a dollar amount per $25 CorTS ® Callable Trust Certificate and per $1,000 notional amount of I/O Certificates, is as set forth below:

Class	Principal	Interest	Total Distribution
CorTS	$ 25.000000	$ 0.0444444	$ 25.0444444
I/O Certificates	$ 0.000000	$ 112.929240	$ 112.929240

2.	The amount of aggregate interest due and not paid as of the Distribution Date is $0.000000.

3.	No fees have been paid to the Trustee or any other party from the proceeds of the Underlying Securities.

4.
$41,200,000.00 aggregate principal amount of International Business Machines Corporation 7.125% Debentures due December 1, 2096 CUSIP: 459200AP6 (the “Underlying Securities”) were held for the above trust during the entire period covered by this statement.

5.	At the close of business on the Final Distribution Date, 0 CorTS representing $0.00 aggregate Certificate Principal Balance and $0.00 aggregate Notional Amount of I/O Certificates were outstanding.

U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.  It is included for the convenience of the Holders.